Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (EPS) [Abstract]
Computation Of Basic And Diluted Earnings/(Loss) Per Common Share

Years Ended December 31,	2011	2010	2009
Numerator:
Earnings (loss) from continuing operations	$165.3	$142.0	$(12.2)
Earnings from discontinued operations, net of tax	42.5	30.3	9.7

Net earnings (loss) attributable to Cytec Industries Inc.	$207.8	$172.3	$(2.5)

Denominator:
Weighted average shares outstanding	48,449	49,339	48,307
Effect of dilutive shares:
Options and stock-settled SARS	466	472	0
Non-vested shares and units	88	54	0

Diluted average shares outstanding	49,003	49,865	48,307

Basic earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.41	$2.88	$(0.25)
Earnings from discontinued operations	0.88	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.29	$3.49	$(0.05)

Diluted earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.37	$2.85	$(0.25)
Earnings from discontinued operations	0.87	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.24	$3.46	$(0.05)

Anti-Dilutive Shares/Units

Years ended December 31,	2011	2010	2009
Options	852	285	751
Stock-settled SARS	1,138	862	1,432
Non-vested shares and units	0	0	0

Total	1,990	1,147	2,183